Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2012
Vessels | Maximum
Useful life
Useful Life	25 years
Vessels | Minimum
Useful life
Useful Life	25 years
Port facilities and transfer station | Maximum
Useful life
Useful Life	40 years
Port facilities and transfer station | Minimum
Useful life
Useful Life	3 years
Tanker vessels, barges and pushboats | Maximum
Useful life
Useful Life	44 years
Tanker vessels, barges and pushboats | Minimum
Useful life
Useful Life	15 years
Furniture, fixture and equipment | Maximum
Useful life
Useful Life	10 years
Furniture, fixture and equipment | Minimum
Useful life
Useful Life	3 years
Computer equipment and software | Maximum
Useful life
Useful Life	5 years
Computer equipment and software | Minimum
Useful life
Useful Life	0 years
Leasehold improvements | Maximum
Useful life
Useful Life	6 years
Leasehold improvements | Minimum
Useful life
Useful Life	0 years